INCOME TAXES (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
INCOME TAXES
Effective income tax rate (as a percent)	24.90%	24.60%	23.50%	24.80%